Significant accounting policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Significant Accounting Policies
5. Significant accounting policies
The Group has consistently applied the following accounting policies in all periods presented in these consolidated financial statements.
5.1. Basis of consolidation

a)	Subsidiaries
Subsidiaries are all entities (including structured entities, if any) controlled by the Group. The Group controls an entity if it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. At each period-end,
the Group reassesses whether it has control if there are changes to one or more of the elements of control.
The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.
The financial statements of subsidiaries were prepared as of the same dates and for the same fiscal years as those of Banco BBVA Argentina S.A., consistently applying accounting policies in line with those the Bank relies on.

b)	Non-controlling interests
Non-controlling
interests are the proportionate share of income and shareholders’ equity of the subsidiaries, which do not belong to the Bank and are disclosed separately in the Consolidated Statements of profit or loss, of Comprehensive Income, of Financial Position and of changes in equity.

c)	Trusts
The Bank acts as trustee for a number of trusts. The Bank considers the purpose and design of the trust so as to identify its relevant activities, how decisions about such activities are made, who has the current ability to direct those activities, and who receives returns therefrom. In case the Bank has decision-making power over the trust, determines whether it acts as a principal or as an agent of a third party.
The Bank has concluded that it does not have control over any of these trusts.

d)	Investment funds
A subsidiary of the Bank acts as fund manager to a number of investment funds. Determining whether the Bank controls such an investment fund usually focuses on the assessment of the aggregate economic interests of the Bank in the fund (comprising any carried interests and expected management fees) and considers that investors have no right to remove the fund manager without cause. In cases where the economic interest share is less than 37%, the Bank concludes its subsidiary acts as an agent for the investors and therefore does not consolidate those funds.

e)	Loss of control
When the Bank loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, any related non-controlling
interest and other components of equity.
Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

f)	Transactions eliminated on consolidation
Intra-Group balances and transactions, and any unrealized income and expenses arising from intra-Group transactions, are eliminated in preparing the consolidated financial statements.

g)	Business combinations
The Group accounts for business combinations using the acquisition method, when control is transferred to the Group. Generally, the consideration transferred for the acquisition is measured at fair value, similarly to the net identifiable assets acquired. The Group also relies on the acquisition method to account for business combinations with no consideration transferred. Goodwill is tested for impairment on an annual basis. Any income from the acquisition under too favorable conditions is recognized the income statement. Transaction costs are accounted for as expenses when incurred, other than to the extent related to the issuance of debt or equity instruments.
5.2. Foreign currency
Transactions in foreign currencies are translated into the respective functional currency of Bank at the spot exchange rates published by the BCRA at the date of the transactions.
Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the spot exchange rate at the reporting date.
Non-monetary
assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the spot exchange rate at the date on which the fair value is determined. Non-monetary assets and liabilities that are measured based on historical cost in a foreign currency are translated using the spot exchange rate at the date of the transaction.
Foreign currency differences arising from translation are recognized in profit or loss.
5.3. Cash and cash equivalents
Cash and cash equivalents includes cash, bank deposits, balances with central banks, balances with no restrictions kept with the BCRA and on-demand
accounts held at financial institutions that are subject to an insignificant risk of changes in their fair value which are used by the Bank in the management of its short-term commitments.
Cash and cash equivalents are carried at amortised cost in the Consolidated Statement of Financial Position.
5.4. Financial assets and liabilities

a)	Initial recognition and measurement
The Group initially recognizes loans, deposits, debt securities issued and liabilities on the date on which they are originated. All other financial instruments (including ordinary course purchases and sales of financial assets) are recognized on the trade date, which is the date when the Group becomes party to the contractual provisions of the instrument.
The Group recognizes purchases of financial instruments with the commitment to resell at a certain price as a loan granted in the line “Reverse repurchase agreements” in the Consolidated statement of financial position. The difference between the purchase and sale prices of those instruments is recorded as interest accrued during the term of the transactions using the effective interest method.
Financial assets and financial liabilities are initially recognized at fair value. Instruments not measured at fair value through profit or loss (FVTPL) are recognized at fair value plus (in the case of assets) or minus (in the case of liabilities) the transaction costs directly attributable to the acquisition of the asset or the issuance of the liability.
The transaction price is usually the best evidence of fair value for initial recognition.
However, if the Group determines that the fair value at initial recognition is different than the consideration received or paid, when the fair value is classified as Level 1 or 2, the financial instrument is initially recognized at fair value and the difference is recognized in profit or loss. If the fair value at initial recognition is classified as Level 3, the difference between the fair value and the consideration is deferred in the term of the instrument.

b)	Classification of financial assets
On initial recognition, financial assets are classified as measured at amortized cost, fair value through Other Comprehensive Income (FVOCI) or fair value through profit or loss (FVTPL).
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	The asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.
A financial asset is measured at FVOCI only if it meets both of the following conditions and is not designated as at FVTPL:

•	The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	The contractual terms of the financial asset give rise to cash flows that are SPPI on the principal amount outstanding.
For a financial asset measured at FVOCI, gains and losses are recognised in OCI, except for the following, which are recognised in profit or loss in the same manner as for financial assets measured at amortised cost:

•	Interest revenue using the effective interest method;

•	Expected credit losses (“ECL”) and reversals; and

•	Foreign exchange gains and losses.

When a financial asset measured at FVOCI is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to profit or loss.
On initial recognition of an equity investment that is not held for trading, the Bank may irrevocably elect to, for each individual instrument, present subsequent changes in fair value in OCI. Gains and losses on such equity instruments are never reclassified to profit or loss and no impairment is recognised in profit or loss. Dividends are recognised in profit or loss unless they clearly represent a recovery of part of the cost of the investment, in which case they are recognised in OCI. Cumulative gains and losses recognised in OCI are transferred to retained earnings on disposal of an investment.
On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortised cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
All other financial assets are classified as measured at FVTPL. This category includes derivative financial instruments.
Business model assessment
The Group makes an assessment of the objective of a business model in which an asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

•	The stated policies and objectives for the portfolio and the operation of those policies in practice,

•	How the performance of the portfolio is evaluated and reported to the Group’s management,

•	The risks that affect the performance of the business model and how those risks are managed,

•	How managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

•
The frequency, volume and timing of sales in prior periods, the reasons for such sales and its expectations about future sales activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how the Group’s stated objective for managing the financial assets is achieved and how cash flows are realized.

Financial assets that are held for trading or managed and whose performance is evaluated on a fair value basis are measured at FVTPL because they are neither held to collect contractual cash flows nor held both to collect contractual cash flows and to sell financial assets.
Assessment of whether contractual cash flows are SPPI
For the purpose of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs as well as profit margin. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition.
In making the assessment, the Group considers:

•	Contingent events that would change the amount and timing of cash flows;

•	Leverage features;

•	Prepayment and extension terms;

•	Terms that limit the Bank’s claim to cash flows from specified assets; and

•	Features that modify consideration of the time value of money (e.g. periodical reset of interest rate).

Reclassification
Financial assets are not reclassified after their initial recognition, except for a change in the Group’s business models. Financial liabilities are not be reclassified.

c)	Classification of financial liabilities
The Group classifies its financial liabilities, other than derivatives, financial guarantees and liabilities at fair value through profit or loss as measured at amortized cost.
Financial liabilities held for trading and derivative financial instruments are measured at FVTPL.
Financial liabilities held for trading have been acquired or incurred principally for the purpose of selling or repurchasing in the near term, or held as part of a portfolio that is managed together for short-term profit or position taking. Trading liabilities are initially recognised and subsequently measured at fair value in the Consolidated Statement of Financial Position, with transaction costs recognised in profit or loss. All changes in fair value are recognised as part of net trading income in profit or loss.
‘Financial guarantees’ are contracts that require the Group to make specified payments to reimburse the holder for a loss that it incurs because a specified debtor fails to make payment when it is due in accordance with the terms of a financial asset.
Financial guarantees issued are initially recognized at fair value, and subsequently are measured at the higher of this amortized amount and the present value of any expected payment to settle the liability when a payment under the contract has become probable.

d)	Measurement at amortized cost
The amortized cost of a financial asset or liability is the amount of its initial recognition less the capital reimbursements, plus or less the amortization, using the effective interest method, of any difference between the initial amount and the amount at maturity. In the case of financial assets, it also includes any impairment.

e)	Modifications of financial assets and financial liabilities
i) Financial assets
If the terms of a financial asset are modified, then the Group evaluates whether the cash flows of the modified asset are substantially different.
If the cash flows are substantially different, then the contractual rights to cash flows from the original financial asset are deemed to have expired. In this case, the original financial asset is derecognised and a new financial asset is recognised at fair value plus any eligible transaction costs. Any fees received as part of the modification are accounted for as follows:

•	Fees that are considered in determining the fair value of the new asset and fees that represent reimbursement of eligible transaction costs are included in the initial measurement of the asset; and

•	Other fees are included in profit or loss as part of the gain or loss on derecognition.
If cash flows are modified when the borrower is in financial difficulties, then the objective of the modification is usually to maximise recovery of the original contractual terms rather than to originate a new asset with substantially different terms. If the Group plans to modify a financial asset in a way that would result in forgiveness of cash flows, then it first considers whether a portion of the asset should be written off before the modification takes place. This approach impacts the result of the quantitative evaluation and the derecognition criteria are not usually met in such cases.
If the modification of a financial asset measured at amortised cost or FVOCI does not result in derecognition of the financial asset, then the Group first recalculates the gross carrying amount of the financial asset using the original effective interest rate of the asset and recognises the resulting adjustment as a modification gain or loss in profit or loss. For floating-rate financial assets, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification.
Any costs or fees incurred and fees received
as part of the modification adjust the gross carrying amount of the modified financial asset and are amortised over the remaining term of the modified financial asset.
If such a modification is carried out because of financial difficulties of the borrower, then the gain or loss is presented together with impairment losses. In other cases, it is presented as interest income calculated using the effective interest rate method.

ii)	Financial liabilities
The Group derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognised at fair value. The difference between the carrying amount of the financial liability derecognised and consideration paid is recognised in profit or loss. Consideration paid includes non-financial
assets transferred, if any, and the assumption of liabilities, including the new modified financial liability.
If the modification of a financial liability is not accounted for as derecognition, then the amortised cost of the liability is recalculated by discounting the modified cash flows at the original effective interest rate and the resulting gain or loss is recognised in profit or loss. For floating-rate financial liabilities, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification.
Any costs and fees incurred are recognised as an adjustment to the carrying amount of the liability and amortised over the remaining term of the modified financial liability by re-computing
the effective interest rate on the instrument.

f)	Derecognition of financial assets and liabilities

i)	Financial assets
The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
On derecognition of a financial asset, the difference between the carrying amount of the asset (or the carrying amount allocated to the portion of the asset derecognised) and the sum of (i) the consideration received (including any new asset obtained less any new liability assumed) and (ii) any cumulative gain or loss that had been recognized in OCI is recognised in profit or loss.
Any cumulative gain/loss recognised in OCI in respect of equity investment securities designated as at FVOCI is not recognised in profit or loss on derecognition of such securities. Any interest in transferred financial assets that qualify for derecognition that is created or retained by the Group is recognised as a separate asset or liability.
The Group enters into transactions whereby it transfers assets recognised on its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets or a portion of them. In such cases, the transferred assets are not derecognised. Examples of such transactions are securities lending and sale-and-repurchase
transactions.
When assets are sold to a third party with a concurrent total rate of return swap on the transferred assets, the transaction is accounted for as a secured financing transaction similar to sale-and-repurchase
transactions, because the Group retains all or substantially all of the risks and rewards of ownership of such assets.
In transactions in which the Group neither retains nor transfers substantially all of the risks and rewards of ownership of a financial asset and it retains control over the asset, the Group continues to recognise the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset.
In certain transactions, the Group retains the obligation to service the transferred financial asset for a fee. The transferred asset is derecognised if it meets the derecognition criteria. An asset or liability is recognised for the servicing contract if the servicing fee is more than adequate (asset) or is less than adequate (liability) for performing the servicing.

ii)	Financial liabilities
The Group derecognises a financial liability when its contractual obligations are discharged, cancelled, or expire.

g)	Impairment of financial assets
The IFRS 9 impairment model is applied to financial assets valued at amortized cost and to financial assets valued at fair value with changes in other comprehensive income, except for investments in equity instruments. Likewise, all the financial instruments valued at fair value through profit and loss are excluded from the impairment model.
The standard classifies financial instruments into three categories, which depend on the evolution of their credit risk from the moment of initial recognition. The first category includes the transactions with no significant increase in credit risk since their initial recognition and not impaired for which a
12-month
ECL is recognised (Stage 1); the second comprises the financial assets for which a significant increase in credit risk has been identified since its initial recognition but which are not credit-impaired (Stage 2) for which a lifetime ECL is recognised; and the third category which is for impaired financial assets where one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred (Stage 3).
The calculation of the allowances for credit risk in each of these three categories are done differently following concepts of expected loss:

•
Expected loss at 12 months: expected credit loss that arises from possible default events within 12 months following the presentation date of the financial statements, applicable for financial assets classified as Stage 1; and

•
Lifetime Expected Credit Losses of the transaction: this is the expected credit loss that arises from all possible default events over the remaining life of the financial instrument, applicable for financial assets classified as Stage 2 and 3.

All this requires considerable judgment, both in the modeling for the estimation of the expected losses and in the forecasts, on how the economic factors affect such losses, which must be carried out on a weighted probability basis.
The Group has applied the following definitions in accordance with IFRS 9:
Default
BBVA Argentina has applied a definition of default for financial instruments that is consistent with that used in internal credit risk management, as well as the indicators under applicable regulation at the date of implementation of IFRS 9. Both qualitative and quantitative indicators have been considered.
The
90-day
past-due
stipulation may be waived in cases where the Group considers it appropriate, based on reasonable and documented information that it is appropriate to use a longer term. As of December 31, 2020, the Group did not waive the past-due
stipulation for any of the portfolios.
Restructured asset
If the terms of a financial asset are renegotiated or modified or an existing financial asset is replaced with a new one due to financial difficulties of the borrower, then an assessment is made of whether the financial asset should be derecognised and ECL are measured as follows.

•
If the restructuring will not result in derecognition of the existing asset, then the expected cash flows arising from the modified financial asset are included in calculating the cash shortfalls from the existing asset.

•
If the restructuring will result in derecognition of the existing asset, then the expected fair value of the new asset is treated as the final cash flow from the existing financial asset at the time of its derecognition. This amount is included in calculating the cash shortfalls from the existing financial asset that are discounted from the expected date of derecognition to the reporting date using the original effective interest rate of the existing financial asset.

Credit-impaired financial assets
At each reporting date the Group assesses whether the financial assets carried at amortized cost and debt financial assets carried at FVOCI and finance lease receivables are credit-impaired (Stage 3).
An asset is credit-impaired if one or more events have occurred and they have a detrimental impact on the estimated future cash flows of the asset. Evidence that a financial asset is credit-impaired includes observable data about the following events:

•	Significant financial difficulty of the issuer or the borrower.

•	A breach of contract (e.g. a default or past due event).

•	A lender having granted a concession to the borrower – for economic or contractual reasons relating to the borrower’s financial difficulty – that the lender would not otherwise consider.

•	It becomes probable that the borrower will enter bankruptcy or other financial reorganization.

•	The disappearance of an active market for a security because of financial difficulties.
It may not be possible to identify a single discrete event. Instead, the combined effect of several events may cause financial assets to become credit-impaired.
The definition of impaired financial assets in the Group is aligned with the definition of default explained previously.
Significant increase in credit risk
The objective of the impairment requirements is to recognize lifetime expected credit losses for financial instruments for which there have been significant increases in credit risk since initial recognition considering all reasonable and supportable information, including that which is forward-looking.
The model developed by the Group for assessing the significant increase in credit risk has a two-prong
approach:

•
Quantitative criterion: the Group uses a quantitative analysis based on comparing the current expected probability of default over the life of the transaction with the original adjusted expected probability of default, so that both values are comparable in terms of expected default probability for their residual life. The thresholds used for considering a significant increase in risk take into account special cases according to geographic areas and portfolios. Depending on how old current operations are, at the time implementation of the standard, some simplification has been made to compare the probabilities of default between the current and the original moment, based on the best information available at that moment.

•
Qualitative criterion: most indicators for detecting significant risk increase are included in the Group’s systems through rating/scoring systems or macroeconomic scenarios, so quantitative analysis covers the majority of circumstances. The Group will use additional qualitative criteria when it considers it necessary to include circumstances that are not reflected in the rating/score systems or macroeconomic scenarios used.

Additionally, instruments under one of the following main circumstances are classified as Stage 2 (Qualitative criterion):

•
More than 30 days past due. However this presumption can be rebutted in those cases in which the Group considers, based on reasonable and documented information, that such non-payment
does not represent a significant increase in risk. The Group has not considered periods superior to 30 days for any of the significant portfolios.

•	Watch list: They are subject to special watch by the Risks units because they show negative signs in their credit quality, even though there may be no objective evidence of impairment.

•	Refinance or restructuring that does not show evidence of impairment.
Method for calculating ECL
The measurement of ECL must reflect:

•	A considered and unbiased amount, determined by evaluating a range of possible results.

•	The time value of money.

•	Reasonable and supportable information that is available without undue cost or effort and that reflects current conditions and forecasts of future economic conditions.
The Group measures the ECL both individually and collectively.
For significant impaired instruments the amount of credit losses is calculated as the difference between expected discounted cash flows at the effective interest rate of the transaction and the carrying amount of the instrument.
To establish which and how many clients need to be analyzed individually, the Group adopts the criteria defined by the BBVA Group, which is a relative weight in terms of total risk over the defaulted total risk of wholesale exposure and in term of total risk over the Watch List total risk of wholesale exposure.
The scope for individual analysis is defined with the following criteria to analyze all clients with at least an asset in default and with total risk above the local threshold (12,000) or with at least an asset on the Watch List (WL) with total risk above the local threshold (14,000), meaning:
a) Stage 3 and Total Risk > 12,000;
b) Stage 2, WL and Total Risk > 14,000.
Threshold for Defaulted exposure
: The threshold is established in such a way that the clients with total risk above this threshold are assessed individually for at least 40% of the total risk of the defaulted wholesale portfolio.
Threshold for Watch List exposure
: The threshold is established in such a way that the clients with total risk above this threshold are assessed individually for at least 20% of the total risk of the Watch List wholesale portfolio.
For the collective measurement of expected losses instruments are grouped into groups of assets based on their risk characteristics. Exposure within each group is segmented according to the common credit risk characteristics, which are indicative of the payment capacity of the borrower in accordance with their contractual conditions. These risk characteristics have to be relevant in estimating the future flows of each group. The characteristics of credit risk may consider, among others, the following factors:

•	Type of instrument.

•	Rating or scoring tools.

•	Type of collateral.

•	Period of time at default for stage 3.

•	Segment.

•	Qualitative criteria which can have a significant increase in risk.
ECL are derived from the following parameters:

•	PD: estimate of the probability of default in a given timeframe.

•	EAD: estimate of the exposure in case of default at each future period, taking into account the changes in exposure after the presentation date of the financial statements.

•	LGD: estimate of the loss given default, calculated as the difference between the contractual cash flows and receivables, including guarantees.
In the case of debt securities, the LDP (Low Default Portfolio) methodology that is used has parameters based on external ratings.
Use of present, past and future information
ECL requires incorporation of present, past and future information to detect any significant increase in risk and measure the expected loss.
ECL does not require identification of all possible scenarios for measuring expected loss. However, the probability of a loss event occurring and the probability it will not occur will also have to be considered, even though the possibility of a loss may be very small. Also, when there is no linear relation between the different future economic scenarios and their associated expected losses, more than one future economic scenario must be used for the measurement.
The approach used by the Group consists of using first the most probable scenario (baseline scenario) consistent with that used in the Group’s internal management processes, and then applying an additional adjustment, calculated by considering the weighted average of expected losses in other economic scenarios (one more positive and the other more negative). The main macroeconomic variable in each of the scenarios is Gross Domestic Product (“GDP”).
Presentation of allowance for ECL in the statement of financial position
Loss allowances for ECL are presented in the statement of financial position as follows:

•	Financial assets measured at amortised cost: as a deduction from the gross carrying amount of the assets;

•	Loan commitments and financial guarantee contracts: generally, as a provision;

•
Where a financial instrument includes both a drawn and an undrawn component, and the Group cannot identify the ECL on the loan commitment component separately from those on the drawn component: the Group presents a combined loss allowance for both components. The combined amount is presented as a deduction from the gross carrying amount of the drawn component. Any excess of the loss allowance over the gross amount of the drawn component is presented as a provision; and

•
Financial assets measured at FVOCI: no loss allowance is recognised in the statement of financial position because the carrying amount of these assets is their fair value. However, the loss allowance is disclosed and is recognised in the fair value reserve.

h)	Write-off
Loans and debt securities are written off (either partially or in full) when there is no reasonable expectation of recovering the financial asset in its entirety or a portion thereof. This is generally the case when the Group determines that the borrower does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.
This assessment is carried out at the individual asset level.
Recoveries of amounts previously written off are included in ‘impairment losses on financial instruments’ in the statement of profit or loss.
Financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.
5.5. Investments in joint ventures and associates
An associate is an entity over which the Group has a significant influence but no control over its financial and operating policies. Significant influence is presumed to exist when the Bank holds between 20 and 50 percent of the voting power of another entity.
A joint venture is an arrangement in which the Group has joint control whereby the Group has rights to the net assets of the arrangement rather than rights to its assets and obligations for its liabilities.
Investments in associates and joint ventures are initially recognized at cost, which includes transaction costs, and subsequently accounted for using the equity method.
The consolidated financial statements include the Group’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of the Group, from the date that significant influence or joint control commences until the date that significant influence ceases. When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that the Group has an obligation or has made payments on behalf of the investee.

5.6. Property and equipment
Property and equipment items are measured at cost, net of accumulated depreciation and accumulated impairment losses, if any.
At the transition date to IFRS on January 1, 2017 the Bank considered as deemed cost the fair value determined through technical appraisals.
If significant parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.
Any gains or losses on disposal of an item of property and equipment are recognized net within other income in profit or loss. Subsequent expenses are only capitalized if they are likely to provide future economic benefits for the Group. Ongoing repairs and maintenance are expensed as incurred.
Depreciation is calculated using the straight line method over the estimated useful lives of the assets, and is recognized in profit or loss in the heading “Depreciation and amortization” on the statement of profit or loss.
The estimated useful lives of significant items of property and equipment are as follows:

•	Buildings: as informed in the technical appraisal as of January 1, 2017

•	Furniture and facilities: 10 years

•	Equipment: 3-5 years

•	Automobiles: 5 years
Depreciation methods and useful lives are reviewed at each reporting date and adjusted prospectively, if necessary.
5.7. Investment properties
Investment properties are measured at cost, net of accumulated depreciation and accumulated impairment losses, if any.
At the transition date to IFRS on January 1, 2017 the Bank considered as deemed cost the fair value determined through technical appraisals.
Any gains or loss on disposal of investment property (calculated as the difference between the net proceeds from disposal and the carrying amount of the item) is recognized in profit or loss.
When the use of a property changes such that it is reclassified as property and equipment, its fair value at the date of reclassification becomes its cost for subsequent accounting.
The estimated useful lives of investment properties are as informed in the technical appraisal.
Depreciation methods and useful lives are reviewed at each reporting date and adjusted prospectively, if necessary.
5.8. Intangible assets
Intangible assets include the information systems costs of acquisition and implementation, which are measured at cost less accumulated amortization and impairments, if any.
Subsequent expenses related to information systems are only capitalized if the economic benefits of the related asset increase. All other expenses are recognized as incurred.
Information systems are amortized using the straight line method over their estimated useful life of 5 years and is recognized in profit or loss in the heading “Depreciation and amortization” on the consolidated statement of profit or loss.
Amortization methods and the estimated useful life are reviewed at each reporting date and adjusted prospectively, if necessary.
5.9. Goodwill
Goodwill arising from the acquisition of subsidiaries is measured at cost less any accumulated impairment losses.
Goodwill is not amortized but subject to an annual test for impairment. The cash generating unit to which goodwill has been allocated, is tested for impairment (including goodwill) at least annually or more frequently if there is an indication of impairment.
5.10. Other assets
Foreclosed assets are measured at the lower of the fair value of the date on which the Group receives the ownership of the asset, and the fair value less cost of disposal at the reporting date.
5.11.
Non-
current assets
held-for-sale
Assets are classified as
held-for-sale
if it is highly likely that they will be recovered, mainly through their sale, which is estimated to occur within the twelve months following the date of their classification as such.
These assets are measured at the lower of their carrying amount and their fair value less the cost of disposal.
Once classified as
held-for-sale,
property and equipment are no longer depreciated and any equity-accounted investee is no longer equity accounted.
5.12. Impairment of
non-financial
assets
At each reporting date, the Group assesses whether there are indications that a non-financial
asset may be impaired (except deferred tax assets). If there is such an indication, the asset’s recoverable value is estimated.
For the impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows for their continued use that is largely independent of the cash inflows from other assets or other cash generating units (CGU). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
The “recoverable value” of an asset or CGU is the greater of its value in use and its fair value less the cost of sale. “Value in use” is based on estimated future cash flows, discounted at their present value using the pre-tax
discount rate that reflects current market assessment of the time value of money and the risks specific to the asset or CGU.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.
An impairment loss for goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent the carrying amount of the assets does not exceed the amount they would have been determined if the impairment loss had not been recognized.
5.13. Provisions
The Group recognizes a provision if and only if the Group has a present legal or constructive obligation resulting from past events; it is probable (i.e. more likely than not) that an outflow of resources will be required to settle the obligation; and the amount payable can be estimated reliably.
To assess provisions, the existing risks and uncertainties were considered, taking into consideration the opinion of the Group’s external and internal legal advisors. Based on the analysis carried out, the Group recognizes a provision for the amount considered as the best estimate of the potential expense necessary to settle the present obligation at each reporting date.
The provisions recognized by the Group are reviewed at each reporting date and are adjusted to reflect the best estimate available.
5.14. Employee benefits

a)	Short term personnel benefits
Short-term personnel benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the personnel and the obligation can be estimated reliably.

b)	Other long term personnel benefits
The Group’s obligation in relation to long term personnel benefits is the amount of the future benefit the employees have earned in exchange for services provided during the current and prior periods. The benefit is discounted at present value. Remeasurement is recognized in profit or loss.

c)	Termination benefits
Termination benefits are expensed at the earlier of when the Group can no longer withdraw the offer of those benefits and when the Group recognizes costs for a restructuring. If benefits are not expected to be wholly settled within 12 months of the reporting date, then they are discounted.
5.15. Share capital
Transaction costs directly attributable to the issuance of ordinary shares are recognized as a reduction of the contributions received, net of the related income tax.
5.16. Interest income and expenses
Interest income and expenses are recognized in profit or loss using the effective interest rate method. The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments and collections during the expected lifetime of the financial instrument to the gross carrying amount of the financial assets; or the amortized cost of the financial liability.
The calculation of the effective interest rate includes transaction costs, commissions and other items paid or received that are an integral part of the effective interest rate. Transaction costs include incremental costs that are directly attributable to the acquisition of a financial asset or the issuance of a financial liability.
The ‘amortized cost’ of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured on initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any expected credit loss allowance.
The ‘gross carrying amount of a financial asset’ is the amortized cost of a financial asset before adjusting for any expected credit loss allowance.
In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability.
However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.
Interest income and expenses presented in the consolidated statement of profit or loss mainly include interest on:

•	Financial assets and liabilities measured at amortized cost; and

•	Financial assets measured at fair value through OCI
5.17. Fee and commission income / expenses
This item contains income from commissions resulting from transactions with customers, mainly related to maintenance and administration fees on current, saving accounts, credit cards, securities custody and foreign exchange transactions.
Commissions, fees and similar items that are part of a financial asset or liability’s effective interest rate are included in the effective interest rate.
Other commission income is recognized when the related services are performed:

•	at a point in time (in relation to fees for services, fees for investment funds management, sales commissions, syndication fees), or

•	over the performance obligation period (in relation to annual fee for credit cards, issuance of financial guarantees).
The Bank has a customer loyalty program in place consisting in the accumulation of Latam Airlines miles through credit and/or debit card consumptions that can be exchanged for air tickets, catalog products or hotel accommodation. This program is a separable performance obligation in the contract with the customer. The Bank has concluded that it is acting as an agent in relation to the airline miles and consequently, the allocated transaction price consists only of the commission net of the amounts paid to the principal (Latam Airlines).
Commission expenses are recognized in profit or loss when the related service is received.
5.18. Leases

•	Policy applicable from January 1, 2019
As of January 1, 2019, the Group adopted IFRS 16 “Leases”.
IFRS 16 introduced a single lessee accounting model, requiring that lessees recognize the asset related to the Right of use of the leased asset and a Lease liability representing the obligation to make lease payments. The Group opted to apply the exceptions related to the recognition of short-term leases and leases where the underlying asset is of low value.
As to the lessor’s accounting, IFRS 16 substantially kept the requirements of IAS 17. Therefore, lessors continue classifying leases as operating or finance, and each of them is recognized differently.
At the adoption of IFRS 16, the Group opted to apply the modified retrospective method whereby the Right of use and the Lease liability determined as of January 1, 2019 (“the transition date”) were recognized. The Lease liability was determined as the current amount of future payments agreed, discounted at the Group’s incremental borrowing rate as of such date, while the Right of use was measured for an amount equivalent to the Lease liability. Accordingly, the transition to IFRS 16 did not result in an adjustment to Accumulated Loss as of the transition date.
Below is a detail of the accounting policies:

•	Contracts that contain a lease
At the beginning of the contract, the Group evaluates whether a contract is, or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

•	Leases where the Group is the lessor
When the Group acts as lessor, at the beginning of the contract the Group determines whether it is a finance or an operating lease.
To classify each lease, the Group evaluates if it transfers substantially all the risks and rewards incidental to the ownership of the leased asset. If so, it classifies it as a finance lease, otherwise, it is an operating lease.
In a finance lease, the leased asset is derecognized and recognized as a receivable for an amount equivalent to the net investment in the lease under “Loans and other financing.”
Lease payments included in the measurement of the Net investment are:

•	Fixed payments, including payments that are substantially fixed;

•	Variable payments, which depend on a rate or index, initially measured applying the rate or index as of the lease commencement date;

•	Any amounts expected to be collected as guaranteed residual value;

•	The exercise price of call options, if it is reasonably certain that they will be exercised; and

•	Any penalties for early termination, if it is reasonably certain that the contract will be early terminated.
Collections received under a finance lease are broken down into interest and the reduction of the net investment in the lease. Interest is recognized over the lease term applying an effective interest rate. Contingent leases are not considered in determining the net investment in the lease.
In an operating lease, the leased asset (generally investment property) is not derecognized, and the collection received are recognized as an income applying the straight-line method.

•	Leases where the Group is the lessee
The Group recognizes the Right of use of the leased asset and the Lease liability at the beginning of the contract. The Right of use is initially measured at cost, which includes the initial amount of the Lease liability adjusted for any lease payments made before the beginning of the contract, plus initial direct costs incurred and an estimate of the costs for dismantling or restoring the underlying asset, less any incentives received.
The Right of use of the leased asset is then depreciated on a straight-line basis from the beginning of the contract to the expiration of the lease term.
The Lease liability is initially measured at the present value of the lease payments that were not paid at the beginning of the contract, discounted using the Group’s incremental borrowing rate.
Lease payments included in the measurement of the Lease liability include the following items:

a)	Fixed payments, including payments that are substantially fixed;

b)	Variable payments, which depend on a rate or index, initially measured applying the rate or index as of the lease commencement date;

c)	Any amounts expected to be paid as guaranteed residual value;

d)	The exercise price of call options, if it is reasonably certain that they will be exercised;

e)	Any amounts expected to be paid for renewal periods if it is reasonably certain that the renewal options will be exercised; and

f)	Any penalties for early termination, if it is reasonably certain that the contract will be early terminated.
The Lease liability is measured at amortized cost, using the effective interest rate method. It is remeasured when there is a change in future lease payments due to a change in the rate or index, in the amounts that the Group is expected to pay as guaranteed residual value or if the Group changes the evaluation as regards whether it will exercise a call, renewal or early termination option. When the Lease liability is remeasured; in which case, the relevant adjustment is recognized in the Right of use of the leased asset.
Lease liabilities denominated in US dollars are translated into the functional currency at the spot exchange rate at the reporting date. Foreign currency differences arising from translation are recognized in profit or loss.
The Group has elected not to recognize right of use assets and liabilities for lease of low-value
and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

•	COVID-19 related rent concessions
The Group has not applied the amendment to IFRS 16 “Leases in relation to rental concessions related to
Covid-19”.
The Group did not apply the practical expedient that allows it not to assess whether eligible rental concessions that are a direct consequence of the
Covid-19
pandemic are lease modifications. Consequently, the Group assesses whether there is a modification of the lease.

•	Policy applicable before January 1, 2019

a)	Arrangements containing a lease
At the inception of the arrangement, the Group determined if the arrangement contained a lease, in which case lease payments were separated into those related with the lease and those for other elements, based on relative fair values.

b)	Classification of a lease
When the lease substantially transfers the risks and rewards of the ownership of the leased asset, it was classified as a financial lease. Otherwise, the lease is classified as an operating lease.

c)	Leases where the Group is the lessee
Payments under an operating lease were recognized in profit or loss by applying the straight line method over the term of the lease. Leased assets were not recognized in the Consolidated statement of financial position.

d)	Leases where the Group is the lessor
Except for real estate, the leased asset in an operating lease was classified as “Other assets” and depreciated over its estimated useful life. Real estate for lease was classified as “Investment Properties” (see Note 5.7). Collections received under an operating lease were recognized in profit or loss by applying the straight line method in the term of the lease.
The leased asset in a financial lease was derecognized and a receivable is recognized for the amount of the net investment in the lease and presented within “Loans and advances to customers”.
Collections received under a financial lease were separated into interest and the reduction of the lease’s net investment. Interest income was recognized over the lease term applying the interest rate implicit in the lease. Contingent lease payments were not included in the net investment of the lease.
5.19. Current and deferred income tax
Income tax expense includes the current income tax and the deferred income tax and is recognized in profit or loss, except to the extent it relates to an item recognized in OCI or directly in equity.

a)	Current taxes
Current income tax includes the income tax payable, and any adjustment to the tax payable related to previous years. The current amount of tax payable is the best estimate of the amount that is expected to be paid measured at the applicable tax rate enacted or substantially enacted at the reporting date.

b)	Deferred tax
Deferred income tax recognizes the tax effect of temporary differences between the carrying amounts of the assets and liabilities and the related tax bases used for tax purposes.
Deferred tax is not recognized for:

•	Temporary differences on the initial recognition of assets or liabilities in transaction that is not a business combination and that affects neither accounting nor taxable profit or loss.

•	Temporary differences related to investment in subsidiaries to the extent that is probable that they will not reverse in the foreseeable future; and

•	Taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax liabilities are recognized for the tax effect of all taxable temporary differences.
Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on business plans for the Bank and each of its subsidiaries. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.
Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profit will be available against which they can be used.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.
The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset only if certain criteria are met.
5.20. Segment reporting
An operating segment is a component of the Bank that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses relating to transactions with any of the Bank’s other components, whose operating results are regularly reviewed by the Bank’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.
Segment results that are reported to the Bank’s CEO (being the CODM) include items that are directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets (primarily the Bank’s headquarters), head office expenses and tax assets and liabilities.
5.21. Offsetting
Financial assets and financial liabilities are offset and net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis of to realise the asset and settle the liability simultaneously.
Income and expenses are presented on a net basis only when permitted under IFRS-IASB, or for gains and losses arising from a group or similar transactions such as in the Group´s trading activity.
5.22. Hyperinflationary Accounting
IAS 29 Financial Reporting in Hyperinflationary Economies requires an entity whose functional currency is the currency of a hyperinflationary economy, to state the assets, liabilities, income and expenses in terms of the measuring unit current at the end of reporting period.
An economy is considered to be a hyperinflationary economy when, among other criteria, it has cumulative inflation of approximately 100% or more over a
3-year
period.
The Argentine economy is considered to be as hyperinflationary as from July 1, 2018.
The Bank’s followed the guidance issued by Argentine accounting standards setters by which the “general price index” for IAS 29 purposes is determined considering the Wholesale price index (WPI) through December 31, 2016 and the Consumer price index (CPI) beginning on January 1, 2017 and onwards. These indexes are published by the National Institute of Statistics and Census (INDEC).
The CPI increased 36.14%, 53.83% and 47.65% during 2020, 2019 and 2018, respectively.
Under IAS 29 assets and liabilities not already expressed in terms of the measuring unit current at the end of the reporting period are adjusted by applying a general price index. The adjusted amount of a non-monetary
item is reduced, in accordance with IFRS-IASB, when it exceeds its recoverable amount. The impact of implementation of IAS 29 at the beginning of the first period of application is recognized in equity. All items in the statement of comprehensive income are expressed in terms of the measuring unit current at the end of the reporting period. The gain or loss on the net monetary position is included in the Consolidated Statement of profit or loss.
Since the Group prepares its financial information based on a historical cost approach, it has applied IAS 29 to the comparative periods as follows:

•
Restated the Consolidated statement of profit or loss, the Consolidated statement of comprehensive income, the Consolidated statement of changes in shareholders’ equity and Consolidated statements of cash flow for the year ended December 31, 2019 and 2018 in terms of the measuring unit current at December 31, 2020, including the calculation and separate disclosure of the gain or loss on the net monetary position.

•	Restated the Consolidated statement of financial position as of December 31, 2019 in terms of the measuring unit current at December 31, 2020.
In order to apply IAS 29 to the Consolidated statement of financial position, the Group has applied the following methodology and criteria:

•	Non-monetary items have been restated by applying the general price index. The restated amounts have been reduced to their recoverable value by applying the pertinent IFRS, if necessary.

•	Monetary items have not been restated.

•	Assets and liabilities linked by agreement to changes in prices, such as index linked bonds and loans, have been measured in accordance with the pertinent agreement.

•	The measurement of Investments accounted for under the equity method, have been determined based on financial information of the associates and joint ventures prepared in accordance with IAS 29.

•	Deferred income tax assets and liabilities have been recalculated based on the restated amounts.
In order to apply IAS 29 to the Consolidated statement of profit or loss, the Consolidated statement of comprehensive income and the Consolidated statement of cash flows, the Group has applied the following methodology and criteria:

•
All items in the Consolidated statement of profit or loss, Consolidated statement of comprehensive income and Consolidated statement of cash flows have been expressed in terms of the measuring unit current at December 31, 2020.

•	The gain or loss on the net monetary position is included in the Consolidated statement of profit or loss.

•
The gain or loss generated by cash and cash equivalents is presented in the Consolidated statement of cash flows separately from cash flows from operating, investing and financing activities as a specific item in the reconciliation between cash and cash equivalents at the beginning and at the end of the period.